Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2022
Exploration For And Evaluation Of Mineral Resources [Abstract]
Exploration and Evaluation Assets	EXPLORATION AND EVALUATION ASSETS

($ millions)	2022	2021
Exploration and evaluation assets at cost	1,453.4	1,613.3
Accumulated amortization	(1,349.2)	(1,564.5)
Net carrying amount	104.2	48.8

Reconciliation of movements during the year
Cost, beginning of year	1,613.3	1,736.1
Accumulated amortization, beginning of year	(1,564.5)	(1,649.7)
Net carrying amount, beginning of year	48.8	86.4

Net carrying amount, beginning of year	48.8	86.4
Acquisitions through business combinations	28.0	18.6
Additions	134.2	57.8
Dispositions	(10.9)	(5.4)
Transfers to property, plant and equipment	(80.8)	(57.5)
Amortization	(15.2)	(51.0)
Foreign exchange	0.1	(0.1)
Net carrying amount, end of year	104.2	48.8
Impairment test of exploration and evaluation assets
There were no indicators of impairment at December 31, 2022 or December 31, 2021.